Investment Strategy - RBC BlueBay High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities and/or investments that, at the time of purchase, have similar economic characteristics as fixed income securities that are non‑investment grade (high yield /junk bond), and are considered by the Fund to have the potential to provide a high level of total return. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. Up to 20% of the Fund’s total assets may be invested in other securities, including investment grade securities. The Fund may also invest in loans.
Non‑investment grade securities are securities rated Ba1 or BB+ or below by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Financial Services LLC (“S&P”), respectively, a similar rating from a recognized rating agency, or unrated securities deemed comparable by the Fund. The Fund will primarily invest in securities issued by entities domiciled in the U.S. and, to a lesser extent, within the European Union. The Fund will normally invest at least 70% of the Fund’s assets in security holdings issued by U.S.-domiciled entities.
The Fund will invest, either directly or indirectly (e.g. via derivatives such as credit linked notes, interest rate swaps, total return swaps and credit default swaps), primarily in fixed income securities that are non‑investment grade. Derivatives, which are instruments that have a value based on another instrument, interest rate, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and forwards as tools in the management of portfolio assets. The Fund may use such derivatives through either the creation of long and short positions to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund.
The Adviser and Sub‑Adviser incorporate material environmental, social and governance (“ESG”) factors as part of the investment process.
The Adviser and Sub-Adviser employ ESG Exclusion / Negative Screening as part of the investment process in managing the Fund. ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Adviser or Sub-Adviser, as applicable.
The ESG Exclusion / Negative Screening applied by the Adviser and Sub‑Adviser includes:
•	Non‑compliance with the UN Global Compact Principles;
•	Producers of controversial weapons, including, but not limited to, cluster munitions, anti-personnel mines, chemical and biological weapons and depleted uranium;
•	Tobacco producers; and
•	Certain thresholds of involvement in thermal coal mining and power generation.
The Adviser and Sub‑Adviser may also facilitate ESG engagement, which is defined by the Adviser and Sub‑Adviser as the interactions between the Adviser and Sub‑Adviser, as applicable, and current or potential investees (which may be companies, sovereign, supranational and agency issuers (SSA) and/or other stakeholders of relevance to the investees on ESG issues). The Adviser or Sub‑Adviser may undertake ESG engagement to seek to gain insight regarding an issuer’s ESG practices and/or improve an issuer’s ESG disclosure. For example, the Adviser or Sub‑Adviser may engage with management of certain issuers regarding governance practices as well as what the Adviser or Sub‑Adviser deems to be materially important environmental and/or social issues.
For specific issuer and security types, as well as certain investment exposures, fixed income securities held by the Fund are subject to the Adviser’s and/or Sub‑Adviser’s ESG evaluation. The Adviser’s and Sub‑Adviser’s ESG evaluation is part of the Adviser’s and Sub‑Adviser’s wider credit analysis. The Adviser and Sub‑Adviser use in‑house ESG research supplemented by external third-party ESG information.